income taxes (Tables)	6 Months Ended
Jun. 30, 2024
income taxes
Schedule of expense composition

	Three months		Six months
Periods ended June 30 (millions)	2024	2023	2024	2023
Current income tax expense
For the current reporting period	$155	$118	$293	$265
Adjustments recognized in the current period for income taxes of prior periods	(6)	(19)	(6)	(18)
Pillar Two global minimum tax	—	—	1	—
	149	99	288	247
Deferred income tax expense
Arising from the origination and reversal of temporary differences	(70)	(42)	(168)	(135)
Adjustments recognized in the current period for income taxes of prior periods	—	6	—	6
	(70)	(36)	(168)	(129)
	$79	$63	$120	$118

Schedule of rate reconciliations

Three-month periods ended June 30 ($ in millions)	2024		2023
Income taxes computed at applicable statutory rates	$72	23.8%	$62	24.2%
Adjustments recognized in the current period for income taxes of prior periods	(6)	(2.0)	(13)	(5.3)
(Non-taxable) non-deductible amounts, net	4	1.3	2	0.8
Withholding and other taxes	12	4.0	2	0.8
Losses not recognized	2	0.7	5	1.9
Foreign tax differential	(2)	(0.7)	4	1.5
Other	(3)	(0.8)	1	0.4
Income tax expense per Consolidated statements of income and other comprehensive income	$79	26.3%	$63	24.3%

Six-month periods ended June 30 ($ in millions)	2024		2023
Income taxes computed at applicable statutory rates	$113	23.5%	$125	23.3%
Adjustments recognized in the current period for income taxes of prior periods	(6)	(1.2)	(12)	(2.2)
Pillar Two global minimum tax	1	0.2	—	—
(Non-taxable) non-deductible amounts, net	(7)	(1.6)	(7)	(1.3)
Withholding and other taxes	19	4.0	9	1.7
Losses not recognized	3	0.6	8	1.5
Foreign tax differential	(3)	(0.6)	(7)	(1.3)
Other	—	—	2	0.3
Income tax expense per Consolidated statements of income and other comprehensive income	$120	24.9%	$118	22.0%